Summary Of Significant Accounting Policies (Narrative) (Details) $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Summary Of Significant Accounting Policies
Cash Receipts on Deferred Purchase Price			$ 976	$ 731	$ 536
Inventories			2,225	2,039
Inventories - wireless handsets and accessories			$ 2,160	1,951
FCC licenses - typical term (in years)			10 years
Number of major classes of intangible assets			5
Indefinite-lived intangible assets - timing of annual impairment analysis			October 1
Amounts reclassified to retained earnings	[1]		$ 1,529
Cash and Cash Equivalents [Line Items]
Cash			4,156
Cash and cash equivalents			50,498	5,788	5,121	$ 8,603
Restricted Cash and Cash Equivalents			440
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated other comprehensive income			7,017	4,961	5,334	8,061
Net Unrealized Gains (Losses) on Available-for-Sale Securities [Member]
Summary Of Significant Accounting Policies
Amounts reclassified to retained earnings	[1]		117
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated other comprehensive income			660	$ 541	$ 484	$ 499
New Accounting Pronouncement [Member] | Net Unrealized Gains (Losses) on Available-for-Sale Securities [Member] | Equity Securities [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated other comprehensive income			$ 650
Scenario, Forecast [Member] | Accounting Standards Update 2014-09 [Member] | Maximum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative Effect on Retained Earnings, Net of Tax		$ 2,500
Scenario, Forecast [Member] | Accounting Standards Update 2014-09 [Member] | Minimum [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative Effect on Retained Earnings, Net of Tax		2,000
Scenario, Forecast [Member] | Accounting Standards Update 2016-01 [Member] | Net Unrealized Gains (Losses) on Available-for-Sale Securities [Member] | Equity Securities [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative Effect on Retained Earnings, Net of Tax		$ 650
Software [Member] | Service Life [Member] | Maximum [Member]
Changes In Other Assets [Line Items]
Property, Plant and Equipment, Useful Life			5 years
Software [Member] | Service Life [Member] | Minimum [Member]
Changes In Other Assets [Line Items]
Property, Plant and Equipment, Useful Life			3 years
Money Market Funds [Member]
Cash and Cash Equivalents [Line Items]
Cash equivalents			$ 46,342
Foreign Jurisdictions [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents			$ 1,466

[1]	With the adoption of ASU 2018-02, the stranded tax effects resulting from the application of the Tax Cuts and Jobs Act are reclassified to retained earnings (See Note 1).